4. Stock Warrants (Tables) - Quarterly (Quarterly Member)	9 Months Ended
Dec. 31, 2013
Quarterly Member
Stock Warrants Outstanding and Exercisable
Stock warrants outstanding and exercisable on March 31, 2014 are as follows:
Exercise Price per Share	Shares Under warrants	Remaining Life in Years
Outstanding
$0.001	4,050,000	3
$0.4	4,750,000	3

Exercisable
$0.001	4,050,000	3
$0.4	4,750,000	3